VENDOR NOTES RECEIVABLE (Details 1) - USD ($)	1 Months Ended	3 Months Ended					12 Months Ended
	Feb. 20, 2017	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Vendor notes receivable		$ 0	$ 0		$ (2,585,000)		$ (2,585,000)
Vendor advances receivable			0		96,552	$ 0	96,552
Accounts receivable		(388,386)	1,031,385	$ 210,129		0	171,812
Inventories		$ 718,232	612,693	$ 56,792	765,320	219,105	928,762
Equipment			0		$ 543,115	0	543,115
Vendor notes receivable			$ 0			$ 2,585,000	$ 0
Advanced Tactical Armament Concepts, LLC
Vendor notes receivable	$ (2,585,000)
Vendor advances receivable	96,552
Accounts receivable	20,965
Inventories	644,447
Equipment	543,115
Loss on vendor notes receivable collectability	1,279,921
Vendor notes receivable	$ 0